SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is March 15, 2024.

For Certain MFS® Funds

Effective May 1, 2024, the sixth and seventh paragraphs in the sub-section entitled “Class A and Class A1 Shares – General Provisions” under the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading entitled “APPENDIX I – FINANCIAL INTERMEDIARY COMPENSATION” are restated in their entirety as follows:
For MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund:
Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%
Effective May 1, 2024, the second and third paragraphs in the sub-section entitled “Class A-Specific Provisions (except MFS Municipal High Income Fund)” under the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading entitled “APPENDIX I – FINANCIAL INTERMEDIARY COMPENSATION” are restated in their entirety as follows:
For purchases of Class A shares other than MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund by all other accounts not subject to an initial sales charge (except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:
Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price

On the first $10,000,000 plus	1.00%
Over $10,000,000 to $50,000,000 plus	0.50%
Over $50,000,000	0.25%
For purchases of Class A shares other than MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the up-front commission described above.
For purchases of Class A shares of MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund by all other accounts not subject to an initial sales charge (except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:
Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price

On the first $10,000,000 plus	0.75%
Over $10,000,000 to $50,000,000 plus	0.50%
Over $50,000,000	0.25%
For purchases of Class A shares of MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 0.75% of the amount of Class A shares purchased through such financial intermediary instead of the up-front commission described above.

1052321                                        1                                                                                                                   MULTI-SAI-SUP-I-031524